Consolidated Statements of Operations Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Expenses [Abstract]
Discontinued operations, tax	$ 79	$ 82	$ 78